Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	29.20%	28.80%	28.80%
Gross deferred tax assets related to loss carry forwards	$ 26,402,000	$ 4,671,000
Deferred tax assets, valuation allowance	14,999,000	4,476,000
Indefinitely reinvested earnings	5,400,000
Estimated taxes if indefinitely reinvested earnings were distributed	300,000
Unrecognized tax benefits	736,000
Unrecognized tax benefit that would affect consolidated effective tax rate if realized	700,000
Recognized interest and penalties	200,000
Other LongTerm Liabilities
Income Taxes [Line Items]
Unrecognized tax benefits	700,000
Various worldwide tax jurisdictions
Income Taxes [Line Items]
Gross deferred tax assets related to loss carry forwards	$ 26,400,000	$ 4,700,000